Pay vs Performance Disclosure		12 Months Ended
		Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with the final rule adopted by the SEC in August 2022 implementing Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following table that sets forth certain compensation measures for certain of our officers alongside certain performance metrics for the Company and industry peers:

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Company TSR	Peer Group TSR(3)	Net Investment Income ($ in thousands)	NAV Per Share
2025	$2,607,492	$2,607,492	$1,245,039	$1,245,039	283.93	206.12	5,140	80.24
2024	$2,872,160.00	$2,872,160.00	$1,309,900.00	$1,309,900.00	275.54	205.43	4,734	$79.37
2023	$1,925,000.00	$1,925,000.00	$890,000.00	$890,000.00	213.27	176.69	6,510	$70.75
2022	$1,181,921.00	$1,181,921.00	$614,928.00	$614,928.00	196.27	131.45	3,431	$57.49
2021	$774,223.85	$774,223.85	$472,307.69	$472,307.69	240.61	154.34	18,523	$57.08

(1)      For each of fiscal year 2022, 2023, 2024 and 2025, the PEO was David A. Lorber and the non-PEO NEO was Ellida McMillan. On January 1, 2021, the Company completed the Internalization, prior to which there was a different PEO and non-PEO NEO. Effective January 1, 2021, Mr. Lorber became the PEO and Ms. McMillan became the non-PEO NEO and the prior PEO and non-PEO NEO (concurrently with the Company commencing operations under an internalized management structure) ceased serving in such roles. The prior PEO and non-PEO NEO were not employees of the Company, and the Company did not directly compensate them.

(2)      No adjustments are applicable pursuant to Item 402(v)(2)(iii) of Regulation S-K.

(3)      The “peer group” for Total Shareholder Return (“TSR”) is the S&P BDC Index.

Named Executive Officers, Footnote	For each of fiscal year 2022, 2023, 2024 and 2025, the PEO was David A. Lorber and the non-PEO NEO was Ellida McMillan. On January 1, 2021, the Company completed the Internalization, prior to which there was a different PEO and non-PEO NEO. Effective January 1, 2021, Mr. Lorber became the PEO and Ms. McMillan became the non-PEO NEO and the prior PEO and non-PEO NEO (concurrently with the Company commencing operations under an internalized management structure) ceased serving in such roles. The prior PEO and non-PEO NEO were not employees of the Company, and the Company did not directly compensate them.

PEO Total Compensation Amount	[1]	$ 2,607,492	$ 2,872,160	$ 1,925,000	$ 1,181,921	$ 774,223.85
PEO Actually Paid Compensation Amount	[2]	2,607,492	2,872,160	1,925,000	1,181,921	774,223.85
Non-PEO NEO Average Total Compensation Amount	[1]	1,245,039	1,309,900	890,000	614,928	472,307.69
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	1,245,039	1,309,900	890,000	614,928	472,307.69
Total Shareholder Return Amount		283.93	275.54	213.27	196.27	240.61
Peer Group Total Shareholder Return Amount	[3]	206.12	205.43	176.69	131.45	154.34
Net Income (Loss)		$ 5,140,000	$ 4,734,000	$ 6,510,000	$ 3,431,000	$ 18,523,000
Company Selected Measure Amount		80.24	79.37	70.75	57.49	57.08
PEO Name		David A. Lorber	David A. Lorber	David A. Lorber	David A. Lorber

[1]	For each of fiscal year 2022, 2023, 2024 and 2025, the PEO was David A. Lorber and the non-PEO NEO was Ellida McMillan. On January 1, 2021, the Company completed the Internalization, prior to which there was a different PEO and non-PEO NEO. Effective January 1, 2021, Mr. Lorber became the PEO and Ms. McMillan became the non-PEO NEO and the prior PEO and non-PEO NEO (concurrently with the Company commencing operations under an internalized management structure) ceased serving in such roles. The prior PEO and non-PEO NEO were not employees of the Company, and the Company did not directly compensate them.

[2]	No adjustments are applicable pursuant to Item 402(v)(2)(iii) of Regulation S-K.
[3]	The “peer group” for Total Shareholder Return (“TSR”) is the S&P BDC Index.